Trade Accounts Receivable	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable
Trade Accounts Receivable

7.	Trade Accounts Receivable

	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2022	12.31.2021
Customers
Residential	312,468	172,243	28,385	513,096	858,070
Industrial	115,555	17,612	45,689	178,856	329,910
Commercial	194,959	41,274	24,027	260,260	442,902
Rural	78,099	20,194	3,352	101,645	151,459
Public Entities	36,506	2,200	401	39,107	58,532
Public lighting	28,140	188	-	28,328	55,943
Public service	37,698	952	643	39,293	62,350
Unbilled - captives	462,426	-	-	462,426	948,418
Energy installments plan - captives customers (7.1)	289,821	43,230	70,467	403,518	343,667
Low income subsidy - Eletrobras	28,342	-	-	28,342	17,712
Free consumers	202,525	2,396	3,710	208,631	174,495
Other receivables	64,835	24,866	24,489	114,190	157,526
Bonus for voluntary consumption reduction (7.4)	(2,754)	-	-	(2,754)	(134,890)
	1,848,620	325,155	201,163	2,374,938	3,466,094
Concessionaires, permission holder and trading companies
Bilateral contracts	276,448	1,400	300	278,148	210,632
Regulated contracts	196,603	3,148	5,319	205,070	223,237
CCEE (7.2)	76,962	-	119,665	196,627	467,529
Energy suplies	550,013	4,548	125,284	679,845	901,398
Charges from using transmission grid	508,242	8,499	13,518	530,259	362,070

Gas distribution	123,839	3,440	11,491	138,770	90,465

(-) Expected credit losses (7.3)	(21,001)	(19,893)	(231,049)	(271,943)	(304,601)
	3,009,713	321,749	120,407	3,451,869	4,515,426
Current				3,342,050	4,433,193
Noncurrent				109,819	82,233

7.1	Energy installments plan – captive customers

The trade accounts receivable renegotiated are discounted to present value as of December 31, 2022, taking into consideration the future value, the maturity dates, the dates of settlement and the discount rate of 1.10% p.m. (1,16% p.m. on December 31, 2021).

7.2	Electricity Trading Chamber - CCEE

Balance receivable deriving from the positive position in the monthly settlement of the spot market centralized by CCEE. Amounts are received in the second month following the recognition of revenue or offset against future settlements when the result is negative for the subsidiary.

Of the total presented, R$119,665 refer to the controversial portion resulting from the effects of the injunction for exclusion of responsibility of HPP Colíder. As a result of unforeseeable circumstances and force majeure, the power plant had its commercial start-up delayed, which was initially scheduled for January 2015. The Company is contesting in court, filing a request for exclusion of liability so that the mandatory supply of energy contracted by the plant, in the period in delay, could be postponed. Expected credit losses were recorded in the same amount as the receivable balance, as presented in Note 7.3.

Copel GeT filed an administrative request for the exclusion of liability at Aneel, which was denied, and subsequently, on December 18, 2017, it filed an ordinary lawsuit with a request for advance protection with the Court, requesting the reversal of the agency's decision. On April 6, 2018, the Federal Court of the 1st Region fully granted the preliminary injunction applied for in the interlocutory appeal to suspend the enforcement of any burden or penalty to Copel as a result of noncompliance with the deadlines originally provided for in the Concession Agreement until a final unappealable ruling is rendered. Aneel filed an internal appeal against this decision and is awaiting judgment by the Federal Regional Court. The main action awaits its judgment on the merits since February 25, 2019.

The contracted energy of the plant is 125 MW average. For overdue periods the contract was fulfilled and, due to the fact it is awaiting a decision on the merits of the lawsuit, the Company recognized the revenue limited to the financial covenants of the agreement and the regulatory rules, as well as the cost of energy to cover the contractual guarantee.

7.3	Expected credit losses

	Balance as of January 1,2020	Additions/ (Reversals)	Write offs	Other (a)	Balance as of December 31, 2020	Additions/ (Reversals)	Write offs	Other (a)	Balance as of December 31, 2021	Additions/ (Reversals)	Write offs (b)	Balance as of December 31, 2022
Customers
Residential	41,824	65,937	(60,365)	-	47,396	117,928	(115,056)	-	50,268	112,457	(100,199)	62,526
Industrial	97,954	22,487	(31,575)	-	88,866	20,413	(66,848)	-	42,431	(12,993)	3,398	32,836
Commercial	70,925	29,092	(31,294)	-	68,723	35,628	(46,057)	-	58,294	22,510	(48,764)	32,040
Rural	3,389	4,788	(4,240)	-	3,937	6,407	(7,384)	-	2,960	4,327	(3,460)	3,827
Public Entities	4,890	9	(1,815)	-	3,084	184	(2,887)	-	381	116	39	536
Public lighting	3	20	(15)	-	8	11	(8)	-	11	7	-	18
Public service	265	124	(246)	-	143	(16)	(154)	-	(27)	2,254	(277)	1,950
Unbilled - captives customers	1,180	409	-	-	1,589	885	-	-	2,474	(1,487)	-	987
Adjustment to present value	(1,441)	791	-	-	(650)	(854)	-	-	(1,504)	(1,146)	-	(2,650)
	218,989	123,657	(129,550)	-	213,096	180,586	(238,394)	-	155,288	126,045	(149,263)	132,070
Concessionaires, permission holder and trading companies
CCEE (7.2)	119,665	-	-	-	119,665	-	-	-	119,665	-	-	119,665
Concessionaries and permission holder	20,425	392	(284)	-	20,533	1,224	(1,994)	-	19,763	(5,353)	(4,583)	9,827
	140,090	392	(284)	-	140,198	1,224	(1,994)	-	139,428	(5,353)	(4,583)	129,492
Telecommunications	5,149	3,609	(6,260)	(2,498)	-	3,042	(3,153)	111	-	-	-	-
Gas distribution	12,528	238	(509)	-	12,257	(2,611)	239	-	9,885	1,064	(568)	10,381
	376,756	127,896	(136,603)	(2,498)	365,551	182,241	(243,302)	111	304,601	121,756	(154,414)	271,943
(a)	Reclassification to Assets classified as held for sale (Note 39).
(b)	Net losses from recovered invoice balances.

7.4	Incentive program for the voluntary reduction of electricity consumption

Bonus granted to consumers eligible for the Incentive Program for the Voluntary Reduction of Electric Energy Consumption, as part of government actions to combat the 2021 water crisis, corresponding to the total energy saved between September and December 2021. The Company recorded, on December 31, 2021, a credit of R$134,890 referring to the amount to be returned to customers, in exchange for a credit receivable from CCEE (Note 11). On December 31, 2022, there is still R$2,754 to be returned to consumers and R$2,917 to be reimbursed by CCEE.